Consolidated Subsidiaries - Summary of Changes in Goodwill (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, Beginning	₩ 99,179	₩ 99,156
Increase	0	0
Decrease	0	0
Impairment	0	0
Others	124	23
Goodwill, Ending	99,303	99,179
Acquisition cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, Beginning	101,761	101,738
Increase	0	0
Decrease	0	0
Impairment	0	0
Others	124	23
Goodwill, Ending	101,885	101,761
Less: Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, Beginning	(2,582)	(2,582)
Increase	0	0
Decrease	0	0
Impairment	0	0
Others	0	0
Goodwill, Ending	₩ (2,582)	₩ (2,582)